Segment Information (Details) - Schedule of transfer prices between operating segments - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cement Concrete And Precast [Member]
Segment Information (Details) - Schedule of transfer prices between operating segments [Line Items]
Revenues from external customers		S/ 1,963,826	S/ 1,784,487	S/ 1,185,186
Gross profit		647,285	550,816	367,456
Administrative expenses		(223,162)	(191,132)	(157,491)
Selling and distribution expenses		(63,971)	(50,223)	(38,708)
Other operating (expense) income, net		(2,964)	6,358	4,204
Finance income		3,252	2,874	2,951
Finance cost		(95,102)	(88,961)	(88,569)
Net (loss) gain on (settlement of) derivative financial instruments recognized at fair value through profit or loss		(59)	(980)	5,337
Loss from exchange difference, net		(1,030)	(6,987)	(9,352)
Profit before income tax		264,249	221,765	85,828
Income tax expense		(86,189)	(70,198)	(27,981)
Profit for the year		178,060	151,567	57,847
Construction supplies [Member]
Segment Information (Details) - Schedule of transfer prices between operating segments [Line Items]
Revenues from external customers		114,024	113,905	78,192
Gross profit		3,670	3,501	3,014
Administrative expenses		(2,741)	(2,675)	(2,862)
Selling and distribution expenses		(786)	(703)	(703)
Other operating (expense) income, net		8	47	154
Finance income		20	17	26
Finance cost		(3)	(3)	(130)
Net (loss) gain on (settlement of) derivative financial instruments recognized at fair value through profit or loss
Loss from exchange difference, net		5	(30)	(404)
Profit before income tax		173	154	(905)
Income tax expense		(56)	(49)	295
Profit for the year		117	105	(610)
Quicklime [Member]
Segment Information (Details) - Schedule of transfer prices between operating segments [Line Items]
Revenues from external customers		37,858	39,141	32,473
Gross profit		1,954	5,651	5,012
Administrative expenses		(1,238)	(1,099)	(1,493)
Selling and distribution expenses		(355)	(289)	(367)
Other operating (expense) income, net
Finance income
Finance cost
Net (loss) gain on (settlement of) derivative financial instruments recognized at fair value through profit or loss
Loss from exchange difference, net		(6)	(85)	(88)
Profit before income tax		355	4,178	3,064
Income tax expense		(116)	(1,322)	(999)
Profit for the year		239	2,856	2,065
Other [Member]
Segment Information (Details) - Schedule of transfer prices between operating segments [Line Items]
Revenues from external customers	[1]	38	234	483
Gross profit	[1]	(878)	(537)	(196)
Administrative expenses	[1]	(436)	(1,163)	(1,523)
Selling and distribution expenses	[1]	(125)	(305)	(375)
Other operating (expense) income, net	[1]	(943)	3	(12)
Finance income	[1]	34		(1)
Finance cost	[1]		(1)	5
Net (loss) gain on (settlement of) derivative financial instruments recognized at fair value through profit or loss	[1]
Loss from exchange difference, net	[1]	(9)	16	13
Profit before income tax	[1]	(2,357)	(1,987)	(2,089)
Income tax expense	[1]	769	629	681
Profit for the year	[1]	(1,588)	(1,358)	(1,408)
Total consolidated [Member]
Segment Information (Details) - Schedule of transfer prices between operating segments [Line Items]
Revenues from external customers		2,115,746	1,937,767	1,296,334
Gross profit		652,031	559,431	375,286
Administrative expenses		(227,577)	(196,069)	(163,369)
Selling and distribution expenses		(65,237)	(51,520)	(40,153)
Other operating (expense) income, net		(3,899)	6,408	4,346
Finance income		3,306	2,891	2,976
Finance cost		(95,105)	(88,965)	(88,694)
Net (loss) gain on (settlement of) derivative financial instruments recognized at fair value through profit or loss		(59)	(980)	5,337
Loss from exchange difference, net		(1,040)	(7,086)	(9,831)
Profit before income tax		262,420	224,110	85,898
Income tax expense		(85,592)	(70,940)	(28,004)
Profit for the year		S/ 176,828	S/ 153,170	S/ 57,894

[1]	The “other” segment includes activities that do not meet the threshold for disclosure under IFRS 8.13 and represent non-material operations of the Group (including brine projects).